Supplemental pension plans	12 Months Ended
Dec. 31, 2017
Supplemental pension plans (Tables) [Abstract]
Supplemental pension plans

36.  Supplemental pension plans

Bradesco and its subsidiaries sponsor a private defined contribution pension for employees and directors, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The Plan is managed by Bradesco Vida e Previdência S.A. and BRAM - Bradesco Asset Management S.A. DTVM is responsible for the financial management of the FIEs funds.

The Supplementary Pension Plan counts on contributions from employees and directors of Bradesco and its subsidiaries equivalent to at least 4% of their salary and, from the company, 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death). Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, in run-off, the present value of the actuarial obligations of the plan is completely covered by collateral assets.

Banco Alvorada S.A. (successor from the spin-off of Banco Baneb S.A.) maintains defined contribution and defined benefit retirement plans, to the former employees of Baneb, through Fundação Baneb de Seguridade Social - Bases.

Bradesco sponsors both defined benefit and defined contribution retirement plans, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Bradesco sponsors a defined benefit plan through Caixa de Previdência Privada Bec - Cabec, for former employees of Banco do Estado do Ceará S.A.

With the acquisition of HSBC Bank Brasil S.A. (current Kirton Bank S.A. - Banco Múltiplo), the open pension plan, which was offered to employees of that institution, in the modality of defined contribution, has been discontinued. From October 2016, the employees transferred can adhere to the Supplementary Pension Plan offered to the employees of Bradesco.

Kirton Bank S.A. - Banco Múltiplo, Kirton Capitalização S.A., Kirton Corretora de Seguros S.A., Bradesco Kirton Corretora de Títulos e Valores Mobiliários S.A. and Kirton Seguros S.A. sponsor a defined benefit plan called APABA to employees originating from Banco Bamerindus do Brasil S.A., and Kirton Administração de Serviços para Fundos de Pensão Ltda. sponsors to its employees the Kirton Prev Benefits Plan (Plano de Benefícios Kirton Prev)), both managed by MultiBRA - Pension Fund.

Banco Losango S.A., Kirton Bank S.A. - Banco Múltiplo and Credival - Participações, Administração e Assessoria Ltda. sponsor three pension plans for its employees, which are Losango I Benefits Plan - Basic Part (modality of defined contribution), Losango I - Supplementary Part and PREVMAIS Losango Plan (modality variable contribution), all managed by MultiBRA - Settlor - Multiple Fund.

Bradesco took on the obligations of Kirton Bank S.A. - Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A.

Bradesco, in its overseas facilities, provides for its employees and administrators a pension plan, according to the norms established by the local authorities, that allows to accumulate financial resources throughout the professional career of the participant.

Expenses related to contributions made in the year ending December 31, 2017, totaled R$ 988,905 thousand (2016 - R$ 584,438 thousand).

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and administrators, including health insurance, dental care, life and personal accident insurance, and professional training. These expenses, including the aforementioned contributions, totaled the amount of R$ 5,594,368 thousand in the year ending December 31, 2017 (2016 - R$ 3,826,715 thousand).

	R$ thousand
	Years ended December 31
	2017	2016
(i) Projected benefit obligations:
At the beginning of the year	2,141,393	1,162,005
Balance from an acquired institution	-	761,119
Cost of current service	186	(1,077)
Interest cost	227,980	181,595
Participant's contribution	1,197	2,831
Actuarial gain/(loss)	144,624	182,762
Benefit paid	(192,042)	(147,842)
At the end of the year	2,323,338	2,141,393

(ii) Plan assets comprise:
At the beginning of the year	2,127,872	1,047,782
Balance from an acquired institution	-	883,858
Expected earnings	423,546	307,728
Contributions received:
Employer	14,957	33,515
Employees	1,197	2,831
Benefit paid	(192,043)	(147,842)
At the end of the year	2,375,529	2,127,872

(iii) Financial position:
Plans in deficit	(149,571)	(130,293)
Plans in surplus	201,762	116,772
Net balance	52,191	(13,521)

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2017	2016	2015
Projected benefit obligations:
Cost of service	186	(1,077)	(579)
Cost of interest on actuarial obligations	227,980	181,595	133,385
Expected earnings from the assets of the plan	(227,360)	(174,937)	(120,960)
Net cost/(benefit) of the pension plans	806	5,581	11,846

The accumulated obligations of the pension plans are included in “Other Liabilities”, in our consolidated statement of financial position.

Benefit obligations and net periodic benefit cost for the years 2017 and 2016 for our subsidiaries, were determined using the following assumptions:

On December 31
	2017	2016
Discount rate (1)	8.5% - 10% p.a.	11.1% p.a.
Expected long-term rate of return on the assets	8.5% - 10% p.a.	11.1% p.a.
Increase in salary levels	4.3% p.a.	4.8% p.a.

(1)    In 2017, considering an inflation rate of 4.3% p.a. and a real discount rate of 4.0% - 5.5% p.a. (2016 - 4.8% and 6.0% p.a., respectively).

The long-term rate of return on plan assets is based on the following:

•      Medium- to long-term expectations of the asset managers; and

•      Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan's assets by category is as follows:

	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	On December 31		On December 31		On December 31		On December 31
	2017	2016	2017	2016	2017	2016	2017	2016
Asset categories
Equities	-	-	4.7%	3.9%	-	-	17.3%	18.8%
Fixed income	92.7%	93.1%	90.6%	91.3%	100.0%	100.0%	82.7%	81.2%
Real estate	5.7%	5.3%	2.6%	2.7%	-	-	-	-
Other	1.6%	1.6%	2.1%	2.1%	-	-	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefit plan obligations, showing the impact on the actuarial exposure (8.5 - 10.0% p.a.) assuming a 1 b.p. change in the discount rate:

Discount rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
9.5% - 11.0% p.a.	Increase of 1 p.p.	reduction	(256,532)
7.5% - 9.0% p.a.	Decrease of 1 b.p.	increase	303,154